TAXATION (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
TAXATION
Applicable tax rates	25.00%	25.00%	25.00%	25.00%	25.00%
Current income tax for federal and state for US Proton	¥ 700	$ 100	¥ (2,183,000)		¥ 404,000
Withholding tax rate	10	10
Net operating loss carryforwards	¥ 2,367,847,000					$ 338,598,000
Unrecognized tax benefits	76,215,000		67,799,000		63,899,000	10,898,000	$ 9,695,000
Unrecognized tax benefits, net deferred tax asset related to tax loss carryforwards	34,832,000		32,728,000			4,981,000
Unrecognized tax benefits which affect the annual effective tax rate	45,385,000		36,036,000			6,490,000
Uncertain tax position, impact on taxes	163,000	$ 23,000	(2,473,000)		¥ (6,121,000)
Accrued interest and penalties	¥ 10,315,000		¥ 9,433,000			$ 1,475,000
United States
TAXATION
Applicable tax rates	21.00%	21.00%	21.00%	21.00%	21.00%
Singapore
TAXATION
Income tax profits | $		$ 0		$ 0
Hong Kong
TAXATION
Income tax profits | ¥	¥ 0